FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			111 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance	$ 787	$ 630	$ 630
Changes in values of deferred shares and liability related to stock option and warrants	412	220	286	418	120	8
Classification of liability award to equity as a result of expiration of the Most Favored Nation Terms (See Note 9b)				(141)
Classification of liability award to equity as a result of modification				(35)
Balance	403		787	630		787
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance	787	630	630	276
Changes in values of deferred shares and liability related to stock option and warrants				(418)
Expiration of deferred shares				(128)
Fair value of warrants at issuance date			471	1,076
Classification of liability award to equity as a result of expiration of the Most Favored Nation Terms (See Note 9b)			(28)	(141)
Classification of liability award to equity as a result of modification				(35)
Changes in values of liability related to stock option and warrants	(412)		(286)
Balance	$ 375		$ 787	$ 630		$ 787